PROPERTY AND EQUIPMENT (Details) - USD ($)	Feb. 28, 2015	Aug. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment, Gross	$ 592,655	$ 606,596	$ 446,850
Accumulated depreciation	(426,932)	(395,071)	(380,252)
Net property and equipment	165,723	211,525	66,598
Computer Equipment [Member]
Property, Plant and Equipment, Gross	553,255	567,196	395,818
Net property and equipment	553,255	567,196	395,818
Equipment [Member]
Property, Plant and Equipment, Gross	39,400
Net property and equipment	$ 39,400
Software and Equipment [Member]
Property, Plant and Equipment, Gross		39,400	51,032
Net property and equipment		$ 39,400	$ 51,032